WARRANTS (Details)	12 Months Ended
Dec. 31, 2021 d $ / shares
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	30 days
Period of time within which registration statement is expected to become effective	60 days
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Period in which private warrants will not be transferable	30 days
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise period condition two	12 months
Public warrants expiration term	5 years
Warrant exercise period condition one	60 days
Warrants exercise price	$ 0.01
Written notice of redemption to each warrant holder	30 days
Sale price of the ordinary shares	$ 18.00
Threshold trading days for redemption of public warrants | d	20
Threshold consecutive trading days for redemption of public warrants | d	30
Share price trigger used to measure dilution of warrant	$ 9.20
Exercise price of the warrants will be adjusted of the higher of the market value (in percentage)	115.00%